Loans and Borrowings - Additional Information (Details) S/ in Thousands, $ in Thousands, $ in Thousands																						3 Months Ended														12 Months Ended
	Dec. 31, 2027	Sep. 30, 2027	Sep. 30, 2026	Nov. 17, 2025 PEN (S/)	Nov. 06, 2025 PEN (S/)	Nov. 06, 2025 USD ($)	Oct. 31, 2025 PEN (S/)	Oct. 31, 2025 MXN ($)	May 31, 2025 PEN (S/)	May 31, 2025 USD ($)	May 12, 2025 PEN (S/)	Dec. 18, 2024 PEN (S/)	Dec. 18, 2024 USD ($)	Dec. 18, 2023 PEN (S/)	Dec. 18, 2023 USD ($)	Dec. 08, 2023	Apr. 11, 2023 PEN (S/)	Apr. 11, 2023 USD ($)	Sep. 30, 2022 PEN (S/)	Dec. 01, 2020 PEN (S/)	Nov. 20, 2020 USD ($)	Jun. 30, 2027	Mar. 31, 2027	Dec. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025 PEN (S/)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024 PEN (S/)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 17, 2025 PEN (S/)	Oct. 31, 2025 MXN ($)	Dec. 01, 2024	Dec. 18, 2023 USD ($)	Dec. 18, 2023 MXN ($)	Dec. 01, 2023	Apr. 11, 2023 USD ($)	Dec. 01, 2022	Dec. 01, 2021	Oct. 01, 2021 PEN (S/)	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 365,000															$ 300,000						S/ 5,133,067				S/ 5,048,548				S/ 5,557,229	S/ 5,133,067	S/ 5,048,548	S/ 5,557,229
Maturity					7	7															5
Interest rate						8.75%															6.50%
Payments for debt issue costs					S/ 20,482	$ 6,055																														S/ 64,818	S/ 16,607
Borrowings, interest rate						8.75%															6.50%
Banco Santander, HSBC Mxico and Genaro Levinson Marcovich [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount																			S/ 1,338,927
Maturity																			October 2023
Payments for debt issue costs																			S/ 46,118
Write Off of Debt Issuance Costs																	S/ 19,434
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate																											10.74%				12.60%				11.50%	10.74%	12.60%	11.50%
Interest coverage ratio																					2.25
Borrowings, interest rate																											10.74%				12.60%				11.50%	10.74%	12.60%	11.50%
Top of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio						4															5
Top of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio						3.6															4.50
Top of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio																					4.25
Top of range [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio																					3.75
Top of range [member] | Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio					1.75	1.75
Top of range [member] | Not Later Than September 30 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio					2	2
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate																											3.86%				2.40%				6.00%	3.86%	2.40%	6.00%
Interest coverage ratio																					1
Borrowings, interest rate																											3.86%				2.40%				6.00%	3.86%	2.40%	6.00%
Bottom of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio						1															1
Bottom of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio						1															1
Bottom of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio																					1
Bottom of range [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio																					1
Bottom of range [member] | Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio					1	1
Bottom of range [member] | Not Later Than September 30 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio					1	1
2029 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $													$ 57,800																													$ 253,000
Maturity												December 18, 2029	December 18, 2029	December 18, 2029	December 18, 2029
Interest rate													10.00%	10.00%																												10.00%	10.00%
Principal Amount Of Note Which Did no tAccept Exchange | $																																										$ 56,600
Payments for debt issue costs												S/ 5,595	$ 1,494	S/ 62,193	$ 16,571
Proceeds from issue of bonds, notes and debentures												S/ 11,047	$ 2,949
Borrowings, interest rate													10.00%	10.00%																												10.00%	10.00%
2029 Notes [Member] | Top of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														4.75																												4.75	4.75
2029 Notes [Member] | Top of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														4.25																												4.25	4.25
Interest coverage ratio																1.75
2029 Notes [Member] | Top of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														3.75																												3.75	3.75
2029 Notes [Member] | Top of range [member] | Not Later Than September 30 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio																1.5
2029 Notes [Member] | Top of range [member] | Not Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio														1.75	1.75
2029 Notes [Member] | Top of range [member] | Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio																2.25
2029 Notes [Member] | Bottom of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														1																												1	1
2029 Notes [Member] | Bottom of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														1																												1	1
2029 Notes [Member] | Bottom of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														1																												1	1
2029 Notes [Member] | Bottom of range [member] | Not Later Than September 30 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio																1
2029 Notes [Member] | Bottom of range [member] | Not Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio																1
2029 Notes [Member] | Bottom of range [member] | Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio																1
2025 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $																																										$ 243,400
2025 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $													$ 56,600
Notes Purchase Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount														S/ 1,920,456			1,920,456																												$ 505,000
Maturity														April 2028	April 2028
Payments for debt issue costs																	S/ 64,370	$ 17,202
Write Off of Debt Issuance Costs														S/ 56,969
Penalty														53,285
Term Loan due 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount														1,617,116																												$ 250,000	$ 5,230,440
Payments for debt issue costs														S/ 48,837	$ 12,889
Write Off of Debt Issuance Costs					S/ 55,469						S/ 81
Term Loan due 2028 [Member] | Joint Lead Arrangers and Joint Bookrunners [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $																																		$ 550,000
Term Loan due 2028 [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio																												1.75	1.75	1.75	1.75	1.5	1.5	1.5	1.5	2.25
Leverage ratio			3.75																					3.25	3.75	3.75	3.75	4.25	4.25	4.25	4.25		4.75	4.75	4.75	3.75	4.25	4.75
Term Loan due 2028 [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio																											1	1	1	1	1	1	1	1	1
Leverage ratio			1																					1	1	1	1	1	1	1	1		1	1	1	1	1	1
Other Financing Debts [Member] | Scotia bank [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount																				S/ 70,000																												S/ 77,000
Maturity																				February 2027
Payments for debt issue costs																																				S/ 43,269	S/ 52,804	S/ 61,694
Leverage ratio																																									3.75			4.25		4.5	5
Debt Service Ratio																					1.2																												1.2
Senior Secured Notes due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $										$ 372,937
Interest rate										10.00%
Payments for debt issue costs									S/ 4,878	$ 1,334
Write Off of Debt Issuance Costs					12,250
Tender Premium Paid for Early Settlement of Debt					S/ 64,818
Senior Secured Notes offering closed | $										$ 62,100
Borrowings, interest rate										10.00%
Senior Secured Notes issued additionally | $										$ 310,837
Term Loan due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount							S/ 1,334,256																																S/ 201,600	$ 7,357,920
Payments for debt issue costs				S/ 3,031			S/ 27,253	$ 133,572
Term Loan due 2030 [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio	2.25	2	1.75																			2	2	2	1.75	1.75	1.75
Leverage ratio	3	3.5	3.9																			3.5	3.5	3.5	3.9	3.9	3.9									3.9
Term Loan due 2030 [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio	1	1	1																			1	1	1	1	1	1
Leverage ratio	1	1	1																			1	1	1	1	1	1									1